Summary of significant accounting policies (Details)	12 Months Ended
	Dec. 31, 2017 ₨ / $	Dec. 31, 2017 ₨ / $	Dec. 31, 2017 ₨ / $ SEK / $	Dec. 31, 2017 ₨ / $ SGD / $	Dec. 31, 2017 ₨ / $ ¥ / $	Dec. 31, 2017 ₨ / $ £ / $	Dec. 31, 2017 ₨ / $ € / $	Dec. 31, 2017 ₨ / $ ¥ / $	Dec. 31, 2017 ₨ / $ SFr / $	Dec. 31, 2017 ₨ / $ CAD / $	Dec. 31, 2017 ₨ / $ AUD / $	Dec. 31, 2016 SEK / $	Dec. 31, 2016 SEK / $	Dec. 31, 2016 SEK / $ SGD / $	Dec. 31, 2016 SEK / $ ¥ / $	Dec. 31, 2016 SEK / $ £ / $	Dec. 31, 2016 SEK / $ € / $	Dec. 31, 2016 SEK / $ ¥ / $	Dec. 31, 2016 SEK / $ SFr / $	Dec. 31, 2016 SEK / $ CAD / $	Dec. 31, 2016 SEK / $ AUD / $	Dec. 31, 2015 SGD / $	Dec. 31, 2015 SGD / $ ¥ / $	Dec. 31, 2015 SGD / $ £ / $	Dec. 31, 2015 SGD / $ € / $	Dec. 31, 2015 SGD / $ ¥ / $	Dec. 31, 2015 SGD / $ SFr / $	Dec. 31, 2015 SGD / $ CAD / $	Dec. 31, 2015 SGD / $ AUD / $	Dec. 31, 2017 SEK / $	Dec. 31, 2017 SGD / $	Dec. 31, 2017 ¥ / $	Dec. 31, 2017 £ / $	Dec. 31, 2017 € / $	Dec. 31, 2017 ¥ / $	Dec. 31, 2017 SFr / $	Dec. 31, 2017 CAD / $	Dec. 31, 2017 AUD / $	Dec. 31, 2016 SGD / $	Dec. 31, 2016 ¥ / $	Dec. 31, 2016 £ / $	Dec. 31, 2016 € / $	Dec. 31, 2016 ¥ / $	Dec. 31, 2016 SFr / $	Dec. 31, 2016 CAD / $	Dec. 31, 2016 AUD / $	Dec. 31, 2015 ¥ / $	Dec. 31, 2015 £ / $	Dec. 31, 2015 € / $	Dec. 31, 2015 ¥ / $	Dec. 31, 2015 SFr / $	Dec. 31, 2015 CAD / $	Dec. 31, 2015 AUD / $
Exchange rates used for translation
Average rate		0.0154	0.1172	0.7244	0.0089	1.2883	1.1295	0.1480	1.0159	0.7711	0.7668		0.1140	0.7244	0.0092	1.3551	1.1068	0.1505	1.0152	0.7549	0.7437	0.7087	0.0083	1.5242	1.1095	0.1591	1.0371	0.7782	0.7456
Closing rate	0.0157	0.0157	0.0157	0.0157	0.0157	0.0157	0.0157	0.0157	0.0157	0.0157	0.0157	0.1099	0.1099	0.1099	0.1099	0.1099	0.1099	0.1099	0.1099	0.1099	0.1099	0.7058	0.7058	0.7058	0.7058	0.7058	0.7058	0.7058	0.7058	0.1219	0.7477	0.0089	1.3501	1.1998	0.1539	1.0263	0.7954	0.7802	0.6909	0.0086	1.2330	1.0522	0.1440	0.9818	0.7438	0.7202	0.0083	1.4745	1.0859	0.1540	0.9975	0.7225	0.7285
Subscription revenue
Minimum contractual term	1 year
Maximum contractual term	3 years
Average pre-billed duration of new subscription sales	1 year 3 months 18 days											1 year 3 months 18 days